DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Detailed Information Equinox Gold warrant liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments [Line Items]
Balance - Beginning of year	$ 162,935
Balance - end of year	230,881	$ 162,935
Equinox Gold warrant liability
Derivative Financial Instruments [Line Items]
Balance - Beginning of year	0	0
Exercised	(4,709)	0
Change in fair value	31,378	0
Balance - end of year	37,247	0
Equinox Gold warrant liability | Calibre Acquisition
Derivative Financial Instruments [Line Items]
Assumed on Acquisition	$ 10,578	$ 0